Derivative Financial Instruments (Details) - Schedule of Derivatives by Maturity - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	R$ 48,593	R$ 61,010
2023 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total		55,874
2024 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	9,002	127
2025 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	35,541
2026 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	528
2028 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	(6,020)	5,009
2030 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	R$ 9,542